Retirement Benefits (One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Effect on total of service and interest cost, 1% Point Increase	$ 0.5
Effect on postretirement benefit obligation, 1% Point Increase	7.1
Effect on total of service and interest cost, 1% Point Decrease	(0.4)
Effect on postretirement benefit obligation, 1% Point Decrease	$ (5.6)